Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2017
Equity Incentive Plans [Abstract]
Schedule of Share-based Compensation, Restricted Shares, Activity
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2015	78,833	$54.30
Granted	135,230	17.75
Vested	(78,833)	54.30
Unvested as at December 31, 2015	135,230	$17.75
Unvested as at January 1, 2016	135,230	$17.75
Granted	1,035,000	4.15
Cancelled	(1,685)	17.75
Vested	(783,545)	6.14
Unvested as at December 31, 2016	385,000	$4.82
Unvested as at January 1, 2017	385,000	$4.82
Granted	944,000	9.59
Vested	(1,049,000)	8.24
Unvested as at December 31, 2017	280,000	$8.09

Schedule of Share-based Compensation, Stock Options, Activity
Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	-	$-	$-
Granted	104,250	27.5	7.0605
Vested	-	-	-
Outstanding as of December 31, 2015	104,250	$27.5	7.0605

Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2016	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding as of December 31, 2016	104,250	$27.5	$7.0605

Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2017	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding as of December 31, 2017	104,250	$27.5	$7.0605